Associates and Joint Ventures - Summary of Group Held for Significant Associate (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial information of associates and joint ventures [line items]
Turnover	£ 29,324	£ 24,696	£ 24,354
Profit after taxation	15,621	5,096	6,388
Total comprehensive income	£ 14,790	4,759	7,358
Innoviva Inc [member]
Disclosure of financial information of associates and joint ventures [line items]
Turnover		108	253
Profit after taxation		106	174
Total comprehensive income		£ 106	£ 174